JPMorgan National Municipal Income Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.0% (a)
Alabama — 3.4%
Alabama Community College System, Special Fee, Board of Trustees Rev., AGM, 4.00%, 9/1/2031	345	358
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	8,455	8,331
City of Birmingham, Warrant
Series 2018B, GO, 4.00%, 12/1/2032	570	583
Series 2018B, GO, 4.00%, 12/1/2033	375	382
Series 2018B, GO, 4.00%, 12/1/2034	510	518
Series 2018B, GO, 4.00%, 12/1/2035	500	507
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250	1,299
Montgomery County Public Building Authority, Facilities Project
Rev., 5.00%, 3/1/2024 (c)	3,910	3,926
Rev., 5.00%, 3/1/2026	1,735	1,741
Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	51
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024 (b)	34,000	33,959
Series 2018A, Rev., 5.00%, 4/1/2024	20,845	20,899
Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2028 (b)	1,000	983
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	22,135	21,542
Total Alabama		95,079
Arizona — 2.3%
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	250	180
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2027 (d)	120	116
Series 2021A, Rev., 4.00%, 7/15/2028 (d)	200	192
Series 2021A, Rev., 4.00%, 7/15/2031 (d)	215	202
Series 2021A, Rev., 4.00%, 7/15/2032 (d)	225	209
Series 2021A, Rev., 4.00%, 7/15/2033 (d)	185	170
Series 2021A, Rev., 4.00%, 7/15/2034 (d)	200	182
Series 2021A, Rev., 4.00%, 7/15/2035 (d)	255	227
Series 2021A, Rev., 4.00%, 7/15/2036 (d)	250	218
Series 2021A, Rev., 4.00%, 7/15/2037 (d)	270	230
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2033	1,435	1,583
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,697
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	2,042
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,913
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,465
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,701
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,722
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,631
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,284
Series 2019A, Rev., 5.00%, 1/1/2029	660	548
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	2,954
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,019
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	2,999
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,058

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,292
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,638
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,284
Series 2019A, Rev., 5.00%, 1/1/2037	500	341
Series 2019A, Rev., 5.00%, 1/1/2038	500	340
Series 2019A, Rev., 4.25%, 1/1/2039	545	334
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	793
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,124
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	320	342
Series 2021A, Rev., 4.00%, 7/1/2035	360	355
Series 2021A, Rev., 4.00%, 7/1/2036	155	151
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (d)	1,100	1,029
Arizona State University Series 2016B, Rev., 5.00%, 7/1/2042	30	31
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2020B, Rev., 5.00%, 7/1/2040	70	76
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Rev., AMT, 5.00%, 7/1/2037	1,000	1,042
City of Yuma, Arizona Utility System Rev., 4.00%, 7/1/2038	85	86
County of Pinal Rev., 4.00%, 8/1/2037	75	76
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	721
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,337
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	4,000	3,931
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series 2013A, Rev., 5.25%, 8/1/2033	1,000	1,001
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,622
Maricopa County Industrial Development Authority, Honorhealth Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,308
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2033	500	531
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,061
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (d)	75	75
Rev., 5.13%, 10/1/2030 (d)	215	214
Maricopa County Industrial Development Authority, Valley Christian Schools Project
Series 2023A, Rev., 5.25%, 7/1/2033 (d)	165	163
Series 2023A, Rev., 6.00%, 7/1/2043 (d)	940	919
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	25	27
Maricopa County Union High School District No. 216 Agua Fria, School Improvement GO, 4.00%, 7/1/2034	50	52
Pima County Community College District Rev., 5.00%, 7/1/2034	50	54
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,011
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,245
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,486
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,652
Total Arizona		65,286

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — 0.0% ^
County of Pulaski Rev., 4.25%, 3/1/2048	250	242
California — 7.9%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2013A, Rev., 5.25%, 2/2/2024	50	50
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	9,495
Bay Area Toll Authority, Toll Bridge Series 2019S-H, Rev., 5.00%, 4/1/2029 (c)	50	56
Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	31
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	39,435	38,453
California Community Choice Financing Authority, Green Bond Series 2022A-1, Rev., 4.00%, 8/1/2028 (b)	2,935	2,912
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (d)	2,955	2,348
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	352
Series 2020A, Rev., 5.00%, 6/1/2027	400	418
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	3,000	3,084
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2031 (d)	1,000	908
Series 2022A, Rev., 4.00%, 6/1/2042 (d)	5,450	4,278
California Health Facilities Financing Authority, Sutter Health
Series 2016A, Rev., 3.25%, 11/15/2025 (c)	1,725	1,741
Series 2017A, Rev., 5.00%, 11/15/2032	25	27
Series 2017A, Rev., 5.00%, 11/15/2033	50	54
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	155
Rev., 5.00%, 10/1/2027	150	157
Rev., 5.00%, 10/1/2028	150	159
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2028	900	936
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,300
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	11,235	10,416
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (d)	1,095	1,154
Rev., AMT, 5.00%, 7/1/2037 (d)	1,100	1,151
Rev., AMT, 5.00%, 7/1/2038 (d)	1,000	1,040
Rev., AMT, 5.00%, 11/21/2045 (d)	1,000	1,013
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	6,240	5,942
Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	400	370
Series 2021A, Rev., 5.00%, 11/15/2036 (d)	400	381
Series 2021A, Rev., 5.00%, 11/15/2046 (d)	635	556
California State Public Works Board Series C, Rev., 5.00%, 3/1/2032	3,025	3,208
California State University, Systemwide Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,067
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	9,910
City of Brea, Water Utility Rev., 5.00%, 7/1/2028	90	99
City of Livermore Series 2020B, COP, 4.00%, 10/1/2029	235	251
City of Los Angeles, Wastewater System Series 2013A, Rev., 5.00%, 6/1/2026	12,500	12,506
City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2040	375	384

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
City of San Francisco, Public Utilities Commission Water Series A, Rev., 5.00%, 11/1/2035	1,500	1,585
County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	47
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	4,055	2,845
Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,013
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	45
East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	53
Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	104
Etiwanda School District Community Facilities District No. 9, Special Tax Rev., 4.00%, 9/1/2028	305	308
Fallbrook Union High School District Series 2022 C, GO, 4.00%, 8/1/2046	10	10
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (c)	4,000	4,122
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	17,904
La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	55
Los Angeles Department of Water and Power, Power System
Series 2014B, Rev., 5.00%, 1/1/2024	6,475	6,484
Series 2014D, Rev., 5.00%, 7/1/2027	50	51
Series 2014D, Rev., 5.00%, 7/1/2034	4,750	4,793
Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	155
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	688
GO, Zero Coupon, 7/1/2035	725	455
GO, Zero Coupon, 7/1/2036	1,150	686
GO, Zero Coupon, 7/1/2037	1,950	1,108
GO, Zero Coupon, 7/1/2041	1,250	590
Modesto Elementary School District, Election of 2018 Series C, GO, 5.00%, 8/1/2052	2,500	2,702
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	891
Murrieta Valley Unified School District, Election of 2014 Series 2015, GO, AGM, 4.00%, 3/1/2025 (c)	25	25
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	104
Orange County Community Facilities District No. 2021-1, Rienda
Series 2021-1, Rev., 5.00%, 8/15/2037	400	419
Rev., 5.00%, 8/15/2042	800	814
Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	47
Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	93
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	51
Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	52
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	160
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2033	400	455
Series 2022A-1, Rev., AGM, 4.00%, 9/1/2037	250	255
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2042	1,000	1,081
Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2025 (c)	35	36
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	79
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	117
Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	135
San Bruno Park School District, Election of 2018 Series 2022C, GO, 4.00%, 8/1/2039	245	251
San Diego County Regional Airport Authority Series 2021 B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,307

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series B, Rev., 4.00%, 4/15/2027	70	70
San Dieguito School Facilities Financing Authority, Special Tax Rev., 5.00%, 3/1/2025	125	128
San Francisco City and County Airport Commission, San Francisco International Airport Series 2021A, Rev., AMT, 5.00%, 5/1/2032	5,065	5,510
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000	2,037
Series C, GO, 4.00%, 9/1/2045	1,250	1,262
San Luis Coastal Unified School District, Election of 2014 Series C, GO, 4.00%, 8/1/2025	25	25
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	56
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	76
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,678
Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	26
Santa Clara Unified School District, Election of 2014 GO, 5.00%, 7/1/2027	25	27
Santa Monica Community College District, Election of 2016 Series 2018A, GO, 4.00%, 8/1/2035	25	26
Santa Monica Public Financing Authority, City Yards Projects Series 2021, Rev., 4.00%, 7/1/2034	100	107
Southern California Public Power Authority, Southern Transmission System Renewal Project Series 2023-1A, Rev., 5.25%, 7/1/2053	7,000	7,827
Southwestern Community College District, Election of 2016 Series A, GO, 4.00%, 8/1/2038	1,000	1,014
State of California Department of Water Resources, Central Valley Project, Water System Series BA, Rev., 5.00%, 12/1/2031	65	73
State of California, Various Purpose Series 2018A, GO, 5.00%, 8/1/2030	15,000	15,302
Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	54
University of California
Series 2017AY, Rev., 5.00%, 5/15/2028	55	59
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	39
West Hills Community College District
GO, AGM, 5.00%, 8/1/2032	25	29
GO, AGM, 5.00%, 8/1/2033	50	58
GO, AGM, 4.00%, 8/1/2034	420	443
GO, AGM, 4.00%, 8/1/2037	1,650	1,694
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	25
West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2015B, GO, 5.00%, 8/1/2027	40	41
Total California		219,223
Colorado — 5.3%
Adams 12 Five Star Schools, The City and County of Broomfield GO, 5.50%, 12/15/2032	625	706
Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	51
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	3,660	3,672
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (d)	550	515
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,321	1,002
City and County of Denver, Airport System
Series 2022A, Rev., AMT, 5.00%, 11/15/2034	4,565	5,062
Series 2022A, Rev., AMT, 5.50%, 11/15/2035	12,500	14,363
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,432
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,438
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	15,000	16,769
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,109
Series 2022B, Rev., 5.00%, 11/15/2041	1,220	1,344

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	12,340	13,543
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2041	575	519
Series 2021A, GO, 5.00%, 12/1/2050	500	425
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 4.00%, 12/1/2030 (d)	595	545
Rev., 5.00%, 12/1/2040 (d)	555	494
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL - RE, 5.00%, 3/1/2035	5,055	5,637
Colorado Health Facilities Authority
Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,632
Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,270
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,210
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,075
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,146
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2045	1,000	880
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2024 (c)	4,550	4,557
Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	32
County of Adams
COP, 5.00%, 12/1/2031	1,100	1,139
COP, 5.00%, 12/1/2034	500	516
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,460
Series 2019A, Rev., 5.00%, 12/1/2032	3,500	3,653
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,336
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	1,095	1,086
Rev., 5.25%, 12/1/2032	1,905	1,882
Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	5
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	2,629
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	419
Series 2021A, GO, 5.00%, 12/1/2041 (d)	500	452
Series 2021A, GO, 5.00%, 12/1/2051 (d)	550	469
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	690
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	490	357
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	646
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	506
State of Colorado
Series 2018A, COP, 4.00%, 12/15/2034	75	77
COP, 4.00%, 12/15/2039	3,100	3,130
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,500	1,543
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,149
Verve Metropolitan District No. 1
GO, 5.75%, 12/1/2033	2,000	1,853

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
GO, 5.00%, 12/1/2036	500	421
GO, 5.00%, 12/1/2041	1,125	902
Waterview II Metropolitan District Series 2022A, GO, 5.00%, 12/1/2041	1,250	1,130
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	447
Series 2021A-1, Rev., 4.00%, 12/1/2036	7,500	5,659
Series 2021A-1, Rev., 4.00%, 12/1/2041	6,750	4,606
Total Colorado		148,590
Connecticut — 0.6%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2024	100	100
Series 2013A, Rev., 5.00%, 8/15/2025	350	351
Series 2013A, Rev., 5.00%, 8/15/2026	150	150
Series 2013A, Rev., 5.00%, 8/15/2027	250	250
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
Connecticut Municipal Electric Energy Cooperative Series 2021A, Rev., 5.00%, 1/1/2035	545	603
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,170
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issues Series I 1, Rev., 5.00%, 7/1/2042	1,725	1,747
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	7,150	7,293
State of Connecticut
Series 2014A, GO, 4.00%, 3/1/2034	40	40
Series 2016A, GO, 4.00%, 3/15/2036	60	61
Series A, GO, 4.00%, 4/15/2037	460	464
State of Connecticut, Special Tax Transportation Infrastructure Purposes Rev., 5.00%, 1/29/2024	25	25
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project
Rev., 4.00%, 4/1/2031 (d)	300	282
Rev., 4.00%, 4/1/2036 (d)	485	431
Total Connecticut		16,267
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2025	385	384
Rev., 4.00%, 9/1/2030	530	530
Rev., 5.00%, 9/1/2040	1,550	1,580
Rev., 5.00%, 9/1/2050	600	601
Total Delaware		3,095
District of Columbia — 0.9%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2031	5,000	5,127
Series 2015A, GO, 5.00%, 6/1/2036	11,475	11,711
District of Columbia, Income Tax Series 2020A, Rev., 5.00%, 3/1/2038	70	76
District of Columbia, KIPP DC Project Series 2017A, Rev., 5.00%, 7/1/2025	100	101
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	102
Metropolitan Washington Airports Authority Aviation Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	189

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	467
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2030	50	53
Series 2017B, Rev., 5.00%, 7/1/2032	5,750	6,093
Series 2017B, Rev., 5.00%, 7/1/2034	75	79
Total District of Columbia		23,998
Florida — 2.4%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic Series B-1, Rev., 5.00%, 12/1/2035	1,000	1,055
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,155
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (d)	250	226
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (d)	500	428
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project Rev., 4.00%, 11/1/2045	6,500	5,617
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2032	250	289
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2041	385	311
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2031	11,550	12,611
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	192
County of Miami-Dade Aviation Rev., Zero Coupon, 10/1/2040	5,000	2,321
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2033	2,835	2,957
Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,581
County of Miami-Dade, Water and Sewer System
Series 2017A, Rev., 4.00%, 10/1/2037	40	40
Series 2019B, Rev., 5.00%, 10/1/2044	40	42
County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	506
Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	44
Florida Development Finance Corp., Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (d)	230	226
Series 2022, Rev., 5.25%, 8/15/2037 (d)	350	330
Florida Development Finance Corp., Cornerstone Charter Academy Project Series 2022, Rev., 5.00%, 10/1/2032 (d)	465	470
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	170	168
Series 2022A-1, Rev., 5.00%, 7/1/2042	220	221
Series 2022B, Rev., 5.00%, 7/1/2042	230	231
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	1,000	979
Florida Development Finance Corp., Imagine School at Broward Project Series 2019A, Rev., 5.00%, 12/15/2034 (d)	530	539
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2026	135	139
Series 2022A, Rev., 5.00%, 6/15/2027	145	151
Series 2022A, Rev., 5.00%, 6/15/2029	235	244
Series 2020A, Rev., 5.00%, 6/15/2030	375	389
Series 2022A, Rev., 5.00%, 6/15/2030	245	254
Series 2022A, Rev., 5.00%, 6/15/2032	275	284
Series 2022A, Rev., 5.00%, 6/15/2033	380	392
Series 2022A, Rev., 5.00%, 6/15/2034	400	412
Series 2022A, Rev., 5.00%, 6/15/2035	1,260	1,295

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2020A, Rev., 5.00%, 6/15/2040	1,250	1,263
Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	1,890
Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	158
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	49
Lee County School Board (The) COP, 5.00%, 8/1/2042	6,725	7,213
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	2,140	2,014
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.45%, 5/1/2032	250	257
5.85%, 5/1/2037	750	772
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2037	930	1,015
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	213
Series 2020B, Rev., 5.00%, 11/15/2042	500	485
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series 2022, Rev., 5.00%, 11/1/2031	100	106
Series 2022, Rev., 5.00%, 11/1/2032	100	107
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 4.00%, 6/1/2031	1,250	1,160
Rev., 4.00%, 6/1/2041	1,600	1,283
Pinellas County Educational Facilities Authority, Discovery Academy of Science Project Series 2022A, Rev., 4.00%, 6/1/2036 (d)	1,660	1,410
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155	135
South Florida Water Management District COP, 5.00%, 10/1/2036	125	129
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,241
Tohopekaliga Water Authority, Utility System Rev., 4.00%, 10/1/2034	40	41
Village Community Development District No. 15 4.85%, 5/1/2038 (d)	1,000	988
Total Florida		66,028
Georgia — 3.1%
Bartow County Development Authority Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000	1,977
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,599
Cherokee County Water and Sewer Authority
Series 2023, Rev., 5.00%, 8/1/2038	140	159
Series 2023, Rev., 5.00%, 8/1/2039	375	422
Series 2023, Rev., 5.00%, 8/1/2041	800	893
Series 2023, Rev., 5.00%, 8/1/2042	730	807
City of Atlanta, Water and Wastewater Rev., 5.00%, 11/1/2029	2,110	2,163
City of Columbus, Water and Sewerage Series 2014A, Rev., 5.00%, 5/1/2028	595	600
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,870
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	121
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2036	500	484
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,035
Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	953
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,128

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Rev., 5.00%, 6/15/2034	1,125	1,218
Rev., 5.00%, 6/15/2035	1,250	1,349
Rev., 4.00%, 6/15/2036	1,000	1,011
Rev., 4.00%, 6/15/2037	1,500	1,505
Rev., 4.00%, 6/15/2039	1,785	1,757
Georgia Ports Authority
Series 2022, Rev., 4.00%, 7/1/2040	4,000	4,065
Rev., 4.00%, 7/1/2052	4,030	3,899
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,039
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project
Rev., 4.00%, 8/1/2035	500	490
Rev., 4.00%, 8/1/2036	375	365
Rev., 4.00%, 8/1/2037	495	478
Henry County, Water and Sewerage Authority Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,502
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,500	2,453
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	28,490	29,280
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	9,430	9,825
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,175	1,213
Milledgeville and Baldwin County Development Authority, Georgia College and State University Projects Rev., 5.00%, 6/15/2032	670	748
Private Colleges and Universities Authority, Emory University Series 2013A, Rev., 5.00%, 10/1/2043	2,005	2,005
State of Georgia Series 2016E, GO, 5.00%, 12/1/2023	20	20
Total Georgia		87,433
Idaho — 0.3%
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,624
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	5,050
Total Idaho		7,674
Illinois — 8.2%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	316
Chicago O'Hare International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	3,315	3,540
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,568
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,100
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2027	1,000	1,012
Rev., 5.00%, 11/1/2030	500	505
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	3,160	3,455
City of Decatur GO, AGM, 5.00%, 3/1/2028	15	15
City of Rockford, Sales Tax GO, 4.00%, 12/15/2030	360	373
City of Springfield, Electric System, Senior Lien Rev., AGM, 3.50%, 3/1/2030	3,500	3,502
Cook County Community Consolidated School District No. 15 Palatine
GO, 5.00%, 12/1/2037	500	555
GO, 5.00%, 12/1/2039	650	710
GO, 5.00%, 12/1/2040	690	749

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 4.00%, 12/1/2041	750	746
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	3,838
County of Will GO, 4.00%, 11/15/2036	60	60
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,048
DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	26
Illinois Finance Authority, Clark-Lindsey Village
Series 2022A, Rev., 4.60%, 6/1/2027	170	165
Series 2022A, Rev., 5.13%, 6/1/2032	190	182
Series 2022A, Rev., 5.25%, 6/1/2037	175	162
Illinois Finance Authority, DePaul College Prep Project
Series 2023A, Rev., 5.25%, 8/1/2038 (d)	650	652
Series 2023A, Rev., 5.50%, 8/1/2043 (d)	1,360	1,367
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2032	380	404
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2025	20	21
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	1,000	990
Series 2022B-2, Rev., 5.25%, 11/15/2027	1,000	995
Series 2022B-1, Rev., 6.00%, 11/15/2027	500	500
Series 2021A, Rev., 5.00%, 5/15/2032	140	131
Series 2021A, Rev., 5.00%, 5/15/2033	145	134
Series 2021A, Rev., 5.00%, 5/15/2034	300	274
Series 2021A, Rev., 5.00%, 5/15/2035	315	284
Series 2021A, Rev., 5.00%, 5/15/2036	325	289
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	46
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2026	465	438
Rev., 4.00%, 10/15/2027	485	448
Rev., 4.00%, 10/15/2028	320	291
Rev., 4.00%, 10/15/2029	900	803
Rev., 4.00%, 10/15/2030	625	548
Rev., 4.00%, 10/15/2031	1,000	862
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2028	120	121
Rev., 4.00%, 11/1/2029	120	121
Rev., 4.00%, 11/1/2030	130	131
Rev., 4.00%, 11/1/2031	130	130
Illinois State Toll Highway Authority
Series 2015B, Rev., 5.00%, 1/1/2029	35	36
Series 2016B, Rev., 5.00%, 1/1/2030	30	31
Series 2016A, Rev., 5.00%, 12/1/2031	30	31
Series 2021A, Rev., 4.00%, 1/1/2040	160	160
Kane Cook and DuPage Counties School District No. U-46 Elgin Series D, GO, 5.00%, 1/1/2034	1,505	1,506
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 5.00%, 4/1/2025	425	432
Rev., 5.00%, 10/1/2027	350	368
Rev., 5.00%, 10/1/2028	325	345
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	1,012

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Peoria County Community Unit School District No. 323 GO, 4.00%, 4/1/2027	100	103
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	20,099
Series 2018C, Rev., 5.50%, 1/1/2031	3,540	3,886
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	25,010
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,613
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,706
State of Illinois
Series 2018A, GO, 4.00%, 5/1/2024	50	50
Series 2017D, GO, 5.00%, 11/1/2024	15,715	15,904
GO, 5.00%, 2/1/2026	4,900	5,047
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,396
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 1/1/2028	150	153
GO, 4.50%, 2/1/2029	450	450
Series 2018A, GO, 5.00%, 5/1/2030	35	37
GO, 4.13%, 11/1/2031	40	40
Series 2022B, GO, 5.00%, 3/1/2032	10,000	11,093
Series 2020B, GO, 4.00%, 10/1/2032	2,300	2,342
Series 2022B, GO, 5.00%, 10/1/2032	18,000	20,065
Series 2022B, GO, 5.00%, 3/1/2033	12,500	13,840
Series 2022A, GO, 5.00%, 3/1/2034	10,765	11,885
Series 2022A, GO, 5.00%, 3/1/2035	12,000	13,191
GO, 5.00%, 2/1/2039	2,275	2,275
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,534
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,210
State of Illinois, Sales Tax
Series 2016D, Rev., 5.00%, 6/15/2024	40	40
Series 2021A, Rev., 4.00%, 6/15/2029	150	153
Series 2018A, Rev., 4.00%, 6/15/2035	975	973
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	631
Rev., AGM, 4.00%, 3/1/2027	370	380
Rev., AGM, 4.00%, 3/1/2028	995	1,019
Village of Westmont GO, 4.00%, 1/1/2027	45	46
Will County Community Unit School District No. 365-U Valley View
GO, 4.00%, 1/1/2030	975	989
GO, 4.00%, 1/1/2033	1,000	1,012
GO, 3.00%, 7/1/2036	1,700	1,523
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2033	710	793
Total Illinois		227,042
Indiana — 1.5%
City of Franklin, Otterbein Homes Series 2019B, Rev., 4.00%, 7/1/2034	705	690
City of Franklin, Otterbeit Homes Series 2019B, Rev., 4.00%, 7/1/2035	685	667
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	587
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	3,520
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,460

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	1,550	1,169
Indiana Finance Authority
Series 2023A, Rev., 5.00%, 6/1/2038	400	407
Series 2023A, Rev., 5.00%, 6/1/2053	210	202
Indiana Finance Authority, DePauw University
Series 2022A, Rev., 5.00%, 7/1/2027	520	539
Series 2022A, Rev., 5.00%, 7/1/2028	760	795
Series 2022A, Rev., 5.00%, 7/1/2029	1,395	1,467
Series 2022A, Rev., 5.00%, 7/1/2030	1,400	1,479
Series 2022A, Rev., 5.00%, 7/1/2031	1,530	1,620
Series 2022A, Rev., 5.00%, 7/1/2032	1,625	1,726
Indiana Finance Authority, Educational Facilities, KIPP Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	103
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2016A, Rev., 5.00%, 10/1/2036	70	73
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 5.00%, 11/1/2035	665	675
Series 2019A, Rev., 4.00%, 11/1/2036	230	215
Series 2019A, Rev., 4.00%, 11/1/2037	335	310
Series 2019A, Rev., 4.00%, 11/1/2038	340	312
Series 2019A, Rev., 4.00%, 11/1/2039	355	323
Indiana Finance Authority, State Revolving Fund Program Series 2018A, Rev., 5.00%, 2/1/2035	100	107
Indiana Housing and Community Development Authority, Vita of Marion Project
Series 2021B, Rev., 4.00%, 4/1/2024	500	495
Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	575
Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,448
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	5,000	4,828
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	207
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,252
Whitley County Multi School Building Corp., Ad Valorem Property Tax Rev., 5.00%, 7/15/2038	3,200	3,400
Total Indiana		40,651
Iowa — 0.1%
County of Linn
Series 2023A, GO, 4.00%, 6/1/2040	270	270
Series 2023A, GO, 4.00%, 6/1/2041	275	273
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	110
Rev., 5.00%, 9/1/2026	85	82
Rev., 5.00%, 9/1/2028	200	187
Rev., 5.00%, 9/1/2030	110	100
Rev., 5.00%, 9/1/2031	100	90
Rev., 5.00%, 9/1/2036	440	371
Total Iowa		1,483
Kansas — 0.2%
City of Topeka, Kansas Health Care Facilities
Series 2022B, Rev., 5.13%, 12/1/2026	250	247
Series 2022A, Rev., 5.75%, 12/1/2033	475	468

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	3,023
Wyandotte County Unified School District No. 203 Piper Series 2018A, GO, 5.00%, 9/1/2039	1,240	1,301
Total Kansas		5,039
Kentucky — 1.1%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,143
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	8,889
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,706
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	3,047
Kentucky Economic Development Finance Authority, Commonspirit Health Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,073
Kentucky Economic Development Finance Authority, CommonSpirit Health Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,343
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,727
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,816
Total Kentucky		29,744
Louisiana — 0.2%
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2026	500	525
Series 2018C, Rev., 5.00%, 12/1/2028	400	426
Series 2018C, Rev., 5.00%, 12/1/2029	1,500	1,594
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	427
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	438
Louisiana Public Facilities Authority, Materra Campus Project
Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245	222
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,330	1,020
Series 2021C, Rev., 4.00%, 6/1/2041 (d)	440	337
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	336
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	362
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	547
Louisiana State University and Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2024 (c)	75	75
Total Louisiana		6,309
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	25
Maryland — 2.0%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,161
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	14,221
County of Anne Arundel, Consolidated General Improvements GO, 5.00%, 10/1/2037	3,400	3,528
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	140
Rev., 4.00%, 7/1/2040	215	206
Rev., 4.00%, 7/1/2045	800	733
Rev., 4.00%, 7/1/2050	1,295	1,151

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,004
Rev., 4.00%, 7/1/2036	1,000	1,001
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,219
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project Series 2021A, Rev., 4.00%, 6/1/2040	250	237
State of Maryland, State and Local Facilities Loan of 2017 Series 2017, GO, 4.00%, 3/15/2030	7,260	7,495
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	12,991
Rev., GTD, 4.00%, 6/1/2048	10,870	10,704
Total Maryland		56,791
Massachusetts — 1.9%
City of Lawrence, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 4.00%, 6/1/2036	1,215	1,269
Commonwealth of Massachusetts Series A, GO, 5.00%, 7/1/2036	3,535	3,622
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,193
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	8,710	8,834
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	13,125	13,159
Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	35
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,328
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,676
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	1,200	1,113
Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	83
Massachusetts Development Finance Agency, Milford Regional Medical Center Series 2020G, Rev., 5.00%, 7/15/2024 (d)	130	131
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.13%, 1/1/2040	410	366
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2029	440	467
Rev., 5.00%, 7/1/2030	720	762
Rev., 5.00%, 7/1/2031	620	654
Rev., 5.00%, 7/1/2032	770	811
Rev., 5.00%, 7/1/2033	800	840
Rev., 5.00%, 7/1/2034	550	576
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,219
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,154
Series C, Rev., 5.00%, 8/1/2030	55	59
Town of Stoughton, Municipal Purpose Loan GO, 4.00%, 10/15/2038	50	50
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	116
Total Massachusetts		53,517
Michigan — 1.1%
Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	69
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2035	555	583
Series 2021A, GO, 5.00%, 4/1/2037	475	492
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	90
Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	25

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	4,575	4,184
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2037	1,750	1,844
Holt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	45	49
Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	37
Lansing Community College, Building and Site, Limited Tax GO, 5.00%, 5/1/2032	635	686
Macomb Interceptor Drain Drainage District, Limited Tax GTD, 5.00%, 5/1/2028	85	93
Michigan Finance Authority, Aquinas College Project Rev., 4.00%, 5/1/2031	540	482
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2036	1,900	1,866
Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	448
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,734
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	136
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	1,001
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	1,125	1,101
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,159
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,280	5,346
State of Michigan, Environmental Program Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,369
Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	27
West Ottawa Public Schools, Unlimited Tax
GO, AGM, 4.00%, 11/1/2039	1,055	1,064
GO, AGM, 4.00%, 11/1/2040	700	705
Total Michigan		31,590
Minnesota — 0.6%
Chisholm Independent School District No. 695
Series 2023A, GO, Zero Coupon, 2/1/2035	950	616
Series 2023A, GO, Zero Coupon, 2/1/2036	845	516
Series 2023A, GO, Zero Coupon, 2/1/2037	615	353
Series 2023A, GO, Zero Coupon, 2/1/2038	825	444
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	5,849
Series 2018A, Rev., 4.00%, 11/15/2038	750	695
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	1,704
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,009
City of Woodbury, Charter School Lease
Series 2020A, Rev., 3.00%, 12/1/2030	205	185
Series 2020A, Rev., 4.00%, 12/1/2040	200	171
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2024	215	216
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,500
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2032	35	37
Minnesota Municipal Gas Agency
Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2026	1,000	1,006
Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	535	538

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Round Lake-Brewster Independent School District No. 2907
Series 2023A, GO, 5.00%, 2/1/2036	575	651
Series 2023A, GO, 5.00%, 2/1/2037	725	810
Series 2023A, GO, 5.00%, 2/1/2038	440	483
Total Minnesota		16,783
Mississippi — 1.5%
Mississippi Development Bank, Department of Transportation, Industrial Development Authority Series A, Rev., 5.00%, 1/1/2026	35	36
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (c)	5,030	5,203
Series 2018A, GO, 5.00%, 11/1/2026 (c)	11,595	12,316
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,296
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2025	2,250	2,312
Total Mississippi		41,163
Missouri — 1.0%
City of Kansas Series 2023A, Rev., 4.00%, 12/1/2047	1,750	1,718
Health and Educational Facilities Authority of the State of Missouri Rev., 5.00%, 9/1/2028	1,355	1,385
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	225
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	550
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,426
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	989
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	943
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2024	300	301
Rev., 5.00%, 9/1/2031	100	102
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	2,815	2,757
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019 B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,833
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,881
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2015B, Rev., 5.00%, 5/1/2031	530	542
Series 2015B, Rev., 5.00%, 5/1/2032	1,900	1,944
Series 2015B, Rev., 5.00%, 5/1/2033	3,185	3,259
Series 2015B, Rev., 5.00%, 5/1/2034	1,670	1,709
Series 2015B, Rev., 5.00%, 5/1/2035	2,125	2,174
Total Missouri		26,738
Montana — 0.2%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2038	850	902
Series 2019A, Rev., 5.00%, 7/1/2039	840	888
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,344
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (d)	2,000	1,830
Total Montana		6,964

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 1.5%
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 12/28/2023 (b)	9,000	9,024
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	2,500	2,573
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2035	550	556
Series 2020A, Rev., 4.00%, 11/15/2036	425	426
Series 2020A, Rev., 4.00%, 11/15/2037	525	520
Series 2020A, Rev., 4.00%, 11/15/2038	600	588
Series 2020A, Rev., 4.00%, 11/15/2039	600	582
Douglas County School District No. 001, Omaha Public
GO, 4.00%, 12/15/2041	10,000	9,932
GO, 4.00%, 12/15/2042	10,000	9,825
Douglas County School District No. 010, Elkhorn Public Schools
GO, 4.00%, 12/15/2034	350	361
GO, 4.00%, 12/15/2035	350	359
Municipal Energy Agency of Nebraska, Power Supply System Series 2022A, Rev., 5.00%, 4/1/2030	180	201
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	152
Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,016
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,260
Series 2019A, Rev., 4.00%, 1/1/2037	1,000	1,000
Omaha Public Power District, Electric System Series 2017A, Rev., 5.00%, 2/1/2037	2,000	2,123
Total Nebraska		40,498
Nevada — 1.1%
Clark County School District Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,215	1,223
Clark County Water Reclamation District
Series 2023, GO, 5.00%, 7/1/2040	11,105	12,293
Series 2023, GO, 5.00%, 7/1/2041	5,000	5,490
Series 2023, GO, 5.00%, 7/1/2053	10,000	10,683
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	202
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	87
Rev., 5.00%, 2/1/2042	150	157
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,581
Total Nevada		31,716
New Hampshire — 0.2%
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,319
New Jersey — 2.3%
New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 4.00%, 7/1/2034	325	325
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,091
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,302
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,278
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,986

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series A, Rev., 5.00%, 6/15/2031	11,500	11,971
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,166
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,809
Series 2022A, Rev., 4.00%, 6/15/2041	2,000	1,979
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,932
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	104
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	7,645	7,690
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,473
Series 2018 A, Rev., 5.00%, 6/1/2027	8,005	8,327
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	971
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,563
Watchung School District
GO, 4.00%, 3/1/2039	420	425
GO, 4.00%, 3/1/2041	960	965
Total New Jersey		64,357
New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2033	1,385	1,507
GO, 5.00%, 8/1/2035	1,980	2,139
County of Bernalillo Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	670	705
Total New Mexico		4,351
New York — 16.5%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
Series 2020A, Rev., 4.00%, 11/1/2035	515	505
Series 2020A, Rev., 4.00%, 11/1/2040	1,035	947
Build NYC Resource Corp., Global Community Charter School
Series 2022A, Rev., 4.00%, 6/15/2032	135	130
Series 2022A, Rev., 5.00%, 6/15/2042	365	355
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 5.00%, 7/1/2032	100	106
Series 2022A, Rev., 5.00%, 7/1/2042	300	302
Series 2022A, Rev., 5.00%, 7/1/2052	350	342
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	240	192
Series 2021A, Rev., 4.00%, 6/15/2051 (d)	320	230
City of New York Series 2015C, GO, 5.00%, 8/1/2026	5	5
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	9,551
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,461
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	2,000	1,955
City of Yonkers Series 2022C, GO, AGM, 5.00%, 3/15/2038	35	38
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	880	926
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	26
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2030	20	21

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2017A, Rev., 5.00%, 2/15/2037	50	52
Hyde Park Central School District GO, 4.00%, 6/15/2034	125	128
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,428
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,242
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2029	6,000	6,164
Series 2017C-1, Rev., 5.00%, 11/15/2030	4,885	5,236
Series C-1, Rev., 5.00%, 11/15/2035	3,000	3,055
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-1, Rev., 5.00%, 11/15/2025	150	156
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (d)	250	245
Series 2022A, Rev., 5.63%, 7/1/2042 (d)	1,385	1,327
Monroe County Water Authority Series 2020, Rev., 4.00%, 3/1/2035	10	10
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	17,765	17,572
New York City Municipal Water Finance Authority, Water and Sewer System Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	5,012
New York City Transitional Finance Authority Future Tax Secured Series 2017 E1, Rev., 5.00%, 2/1/2035	3,000	3,152
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2017 Series B, Rev., 5.00%, 8/1/2036	6,445	6,695
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series 2015S-1, Rev., 5.00%, 7/15/2040	45	46
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	31
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	72
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	45
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series S-2, Rev., 5.00%, 7/15/2030	25	27
Series 2018S-4A, Rev., 5.00%, 7/15/2032	25	27
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019 S-2A, Rev., 4.00%, 7/15/2037	5,000	5,063
Series 2019 S-3A, Rev., 5.00%, 7/15/2037	180	191
New York City Transitional Finance Authority, Future Tax Secured
Series C, Rev., 5.00%, 11/1/2033	6,500	6,879
Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,780
Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,608
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,700	3,633
Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,556
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	55
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series 2016E-1, Rev., 5.00%, 2/1/2031	30	31
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 5.00%, 5/1/2032	25	27
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2028	20	21
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	2,100	2,217
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	32
Series C-3, Rev., 5.00%, 5/1/2039	70	74
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015FF, Rev., 5.00%, 6/15/2031	5,000	5,130
Series 2015AA, Rev., 4.00%, 6/15/2044	25	25

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,299
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018EE, Rev., 5.00%, 6/15/2035	35	36
Series 2018FF, Rev., 5.00%, 6/15/2040	50	53
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	14,884
Series 2020AA, Rev., 5.00%, 6/15/2040	25	27
Series 2020, Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	151
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	1,885
New York Convention Center Development Corp. Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	9,315	2,450
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,590
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,389
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,424
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM - CR, 3.00%, 2/15/2042	3,345	2,752
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,534
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,317
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	3,000	3,212
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	3,250	3,490
New York State Dormitory Authority Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,455
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	725	669
New York State Dormitory Authority, New York University
Series 2017A, Rev., 4.00%, 7/1/2035	25	25
Series 2017A, Rev., 4.00%, 7/1/2036	75	76
Series 2019A, Rev., 5.00%, 7/1/2036	45	49
Series 2017A, Rev., 4.00%, 7/1/2037	45	45
Series 2016A, Rev., 5.00%, 7/1/2039	140	144
Series 2019A, Rev., 5.00%, 7/1/2039	25	27
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,445
Series 2019A, Rev., 4.00%, 7/1/2045	13,000	12,673
New York State Dormitory Authority, Rockefeller University (The) Series 2019B, Rev., 5.00%, 7/1/2050	2,500	2,606
New York State Dormitory Authority, State Personal Income Tax
Series 2021 E, Rev., 4.00%, 3/15/2042	7,000	6,938
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	17,547
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2024 (c)	30,015	30,122
Series 2015E, Rev., 5.00%, 3/15/2030	30	31
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	20,065
Series 2017B, Rev., 5.00%, 2/15/2042	30	31
Series 2019A, Rev., 5.00%, 3/15/2042	25	26
Series 2019A, Rev., 5.00%, 3/15/2043	95	100
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,577
Series 2015B, Rev., 5.00%, 3/15/2038	80	82

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,126
Series 2015B, Rev., 5.00%, 3/15/2039	2,505	2,550
Series 2018E, Rev., 5.00%, 3/15/2041	225	238
Series 2018A, Rev., 5.00%, 3/15/2044	30	31
New York State Dormitory Authority, State University of New York Dormitory Facilities Series 2017A, Rev., 5.00%, 7/1/2042	20	21
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2017E, Rev., 4.00%, 6/15/2037	40	41
New York State Environmental Facilities Corp., State Revolving Fund Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,643
New York State Environmental Facilities Corp., State Revolving Funds Series 2014B, Rev., 5.00%, 5/15/2027	3,130	3,153
New York State Thruway Authority
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	4,977
Series O, Rev., 4.00%, 1/1/2043	3,900	3,872
New York State Thruway Authority, Personal Income Tax Series 2022 A, Rev., 5.00%, 3/15/2042	12,000	13,139
New York State Urban Development Corp., Sales Tax Series 2019 A, Rev., 4.00%, 3/15/2042	10,080	9,940
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013C, Rev., 5.00%, 12/26/2023	30	30
Series 2015A, Rev., 5.00%, 3/15/2033	60	61
Series 2019A, Rev., 5.00%, 3/15/2035	25	27
Series 2019A, Rev., 5.00%, 3/15/2037	35	37
Series 2019A, Rev., 5.00%, 3/15/2038	45	48
Series 2019A, Rev., 5.00%, 3/15/2041	70	74
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,481
Series 2021A, Rev., 4.00%, 3/15/2046	2,000	1,942
New York Transportation Development Corp.
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2042	1,750	1,870
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2043	2,250	2,398
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2044	2,250	2,391
Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	3,500	3,524
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	5,000	5,026
Rev., AMT, 5.00%, 1/1/2029	1,400	1,421
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,545
Rev., AMT, 5.00%, 1/1/2034	9,885	9,995
Rev., AMT, 5.00%, 10/1/2035	3,920	3,992
Rev., AMT, 5.00%, 10/1/2040	5,350	5,310
Rev., AMT, 4.38%, 10/1/2045	1,690	1,519
Port Authority of New York and New Jersey
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,919
Series 242, Rev., AMT, 5.00%, 12/1/2043	5,000	5,251
Port Authority of New York and New Jersey, Consolidated
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	839
Series 209, Rev., 5.00%, 7/15/2035	125	134
Series 224, Rev., 4.00%, 7/15/2041	220	221
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,107
Triborough Bridge & Tunnel Authority Series 2021 A, Rev., 5.00%, 11/15/2051	620	657
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000	4,009

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.00%, 5/15/2048	7,910	7,606
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,368
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 3/14/2024	4,250	4,252
Rev., 5.00%, 12/15/2037	5,250	5,373
Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 3/14/2024	3,500	3,503
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2037	260	254
Series 2022B, Rev., 5.00%, 1/1/2041	250	238
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (d)	3,765	3,598
Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (d)	13,350	12,467
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (d)	10,450	8,860
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.00%, 7/1/2040	1,000	807
Total New York		459,247
North Carolina — 0.8%
City of Wilmington Series 2014A, Rev., 5.00%, 6/1/2028	400	404
County of Wake Series 2023B, Rev., 5.00%, 4/1/2038	1,865	2,104
North Carolina Capital Facilities Finance Agency, High Point University Rev., 4.00%, 5/1/2033	2,210	2,251
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	621
North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group Series 2020A, Rev., 4.00%, 10/1/2040	600	524
State of North Carolina Rev., 5.00%, 3/1/2033	15,345	16,893
University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	48
Total North Carolina		22,845
North Dakota — 0.0% ^
City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	292
Ohio — 1.9%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2031	300	321
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2024	225	226
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	3,926
Series 2020B-2, Rev., 5.00%, 6/1/2055	5,000	4,411
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,143
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	1,105	1,045
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	213
Series 2020B, Rev., 4.00%, 7/1/2029	265	248
Series 2020B, Rev., 4.00%, 7/1/2030	875	811
Series 2020B, Rev., 4.00%, 7/1/2031	925	848
Series 2020B, Rev., 4.00%, 7/1/2033	385	346
Series 2020B, Rev., 4.00%, 7/1/2034	475	422
Series 2020B, Rev., 4.00%, 7/1/2035	365	321

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	4,864
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	175	169
Rev., 5.00%, 5/1/2030	500	484
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2027	325	331
Rev., 5.00%, 9/1/2028	340	348
Rev., 5.00%, 9/1/2029	360	369
Rev., 5.00%, 9/1/2031	395	404
Rev., 5.00%, 9/1/2032	420	428
Rev., 5.75%, 9/1/2037	1,400	1,451
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	410	415
Rev., 5.00%, 12/1/2032	395	406
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2028	655	597
Rev., 5.00%, 11/1/2034	1,520	1,500
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	728
Rev., 5.00%, 3/1/2034	3,000	3,002
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2030	50	54
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 6/1/2029	16,390	18,253
Series 2017A, Rev., 5.00%, 12/1/2029	25	27
Series 2019B, Rev., 5.00%, 12/1/2035	55	61
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (d)	245	222
State of Ohio Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,676
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects Series 2017A, Rev., 5.00%, 4/1/2027 (c)	760	815
Total Ohio		52,885
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	25
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	799
Oklahoma Turnpike Authority, Second Senior Series 2017C, Rev., 5.00%, 1/1/2036	25	26
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,043
Total Oklahoma		2,893
Oregon — 0.8%
City of Portland, Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2043	1,040	1,141
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2030	300	319
Series 2020A, Rev., 5.00%, 10/1/2035	140	148
Oregon State Lottery
Series A, Rev., 5.00%, 4/1/2032	1,750	1,860
Series A, Rev., 5.00%, 4/1/2033	3,500	3,718
Port of Portland, International Airport Series 27A, Rev., AMT, 4.00%, 7/1/2039	2,500	2,430

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Article XI-G State Projects
Series L, GO, 5.00%, 8/1/2035	1,930	2,054
Series L, GO, 5.00%, 8/1/2036	1,975	2,093
State of Oregon, Article XI-Q State Projects Series F, GO, 5.00%, 5/1/2032	2,885	3,009
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	44
Tualatin Valley Water District Series 2023, Rev., 5.00%, 6/1/2045	3,265	3,560
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	978
Washington and Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2024 (c)	105	106
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021A, Rev., 5.00%, 11/15/2051	550	411
Total Oregon		21,871
Pennsylvania — 3.2%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	40	40
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000	1,075
Allegheny County Higher Education Building Authority, Chatham University
Series 2022, Rev., 5.00%, 9/1/2028	655	654
Rev., 5.00%, 9/1/2029	740	737
Rev., 5.00%, 9/1/2031	360	356
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,438
Series 2018A, Rev., 5.00%, 4/1/2029	8,785	9,322
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,300
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,025
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT-4, Rev., 4.00%, 11/1/2036	535	493
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	262
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	1,875	1,915
Rev., 5.00%, 6/1/2026	1,120	1,162
Rev., 5.00%, 6/1/2027	1,500	1,581
Rev., 5.00%, 6/1/2028	2,620	2,801
Rev., 5.00%, 6/1/2029	1,120	1,197
Commonwealth of Pennsylvania
Series 2018A, COP, 5.00%, 7/1/2028	400	433
Series 2018A, COP, 5.00%, 7/1/2029	300	324
Series 2018A, COP, 5.00%, 7/1/2030	375	404
Series 2018A, COP, 5.00%, 7/1/2031	425	457
Series 1, GO, 4.00%, 4/1/2033	5,000	5,002
Series 2018A, COP, 5.00%, 7/1/2034	450	480
County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	52
County of Chester GO, 4.00%, 7/15/2036	20	21
Delaware County Authority, Haverford College Series 2017A, Rev., 5.00%, 10/1/2042	70	72
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	1,782
Rev., 5.00%, 7/15/2030	2,000	2,093
Rev., 5.00%, 7/15/2031	1,450	1,515
Rev., 5.00%, 7/15/2032	1,525	1,594
Rev., 5.00%, 7/15/2034	1,675	1,752

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 4.00%, 7/15/2043	5,670	5,207
Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	54
Erie City Water Authority
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,371
Series 2019B, Rev., AGM, 5.00%, 12/1/2033	800	887
Series 2018D, Rev., 4.00%, 12/1/2036	35	35
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,233
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	316
Series 2021A, Rev., 4.00%, 5/1/2041	890	708
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,897
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	250
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project
Rev., 4.00%, 12/1/2025	150	150
Rev., 4.00%, 12/1/2027	200	201
Rev., 4.00%, 12/1/2028	205	206
Rev., 4.00%, 12/1/2030	300	302
Rev., 4.00%, 12/1/2031	300	301
Rev., 4.00%, 12/1/2032	435	437
Rev., 4.00%, 12/1/2033	400	401
Rev., 4.00%, 12/1/2034	165	165
Rev., 4.00%, 12/1/2035	175	174
Rev., 4.00%, 12/1/2036	175	172
Rev., 4.00%, 12/1/2037	100	96
Rev., 4.00%, 12/1/2038	100	95
North Allegheny School District, Limited Tax GO, 4.00%, 5/1/2038	40	40
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,698
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2031	50	55
Rev., 5.00%, 8/15/2040	100	102
Pennsylvania Turnpike Commission
Series 2023, Rev., 5.00%, 12/1/2038	330	353
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,260
Series 2023, Rev., 5.00%, 12/1/2039	320	335
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,084
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,512
Philadelphia Authority for Industrial Development, Holy Family University Project
Series 2023, Rev., 5.00%, 9/1/2030	835	888
Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,337
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	266
School District of the City of Erie (The), Limited Tax
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,180
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	897
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	50
Township of Hampton GO, 4.00%, 1/1/2039	45	45

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
West Chester Area School District GO, 4.00%, 5/15/2039	40	40
Wilkes-Barre Area School District
GO, 3.50%, 4/15/2038	370	339
GO, 3.50%, 4/15/2039	235	212
GO, 3.75%, 4/15/2044	1,500	1,328
Total Pennsylvania		89,018
Puerto Rico — 0.4%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC - ICC, AGM - CR, 6.00%, 8/1/2026 (c)	10,000	10,789
Rhode Island — 0.0% ^
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	454
South Carolina — 0.2%
Berkeley County School District Rev., 5.00%, 12/1/2023	1,505	1,505
City of Columbia
Rev., 5.00%, 2/1/2035	125	146
Rev., 5.00%, 2/1/2036	100	116
Rev., 5.00%, 2/1/2038	160	181
City of Spartanburg, Water System Series 2017B, Rev., 5.00%, 6/1/2031	480	511
Lexington County Health Services District, Inc., LexMed Obligated Group
Rev., 5.00%, 11/1/2025	140	145
Rev., 4.00%, 11/1/2030	750	761
Rev., 4.00%, 11/1/2031	500	507
Rev., 4.00%, 11/1/2032	535	542
Rev., 4.00%, 11/1/2033	200	202
Total South Carolina		4,616
Tennessee — 7.3%
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	49
County of Sullivan GO, 4.00%, 5/1/2045	40	39
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 4.00%, 11/15/2043	6,145	5,664
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Series 2023, Rev., 5.00%, 5/1/2036	500	552
Rev., 5.00%, 5/1/2037	250	273
Series 2023, Rev., 5.00%, 5/1/2039	500	536
Series 2023, Rev., 5.00%, 5/1/2040	725	773
Series 2023, Rev., 5.00%, 5/1/2041	500	531
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	2,590	2,278
Metropolitan Government of Nashville and Davidson County
GO, 4.00%, 7/1/2031	17,400	17,851
GO, 5.00%, 7/1/2031	10,000	10,949
GO, 4.00%, 7/1/2036	24,290	24,815
GO, 4.00%, 7/1/2037	16,205	16,453
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2036	600	677
Series 2022B, Rev., AMT, 5.50%, 7/1/2037	1,500	1,674
Series 2022B, Rev., AMT, 5.50%, 7/1/2039	2,300	2,530
Series 2022B, Rev., AMT, 5.50%, 7/1/2040	2,000	2,191

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,046
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,172
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	9,983
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,738
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,346
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,073
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	1,742
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	2,998
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	853
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,300	10,137
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (b)	57,150	56,782
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,089
Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	14,065	14,383
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2031	75	80
Total Tennessee		202,257
Texas — 4.2%
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2024	195	194
Series 2021A, Rev., 5.00%, 8/15/2025	205	204
Series 2021A, Rev., 5.00%, 8/15/2026	190	189
Series 2021A, Rev., 5.00%, 8/15/2027	105	105
Series 2021A, Rev., 5.00%, 8/15/2028	35	35
Series 2021A, Rev., 4.00%, 8/15/2029	40	38
Series 2021A, Rev., 4.00%, 8/15/2030	45	42
Series 2021A, Rev., 4.00%, 8/15/2031	45	41
Rev., PSF-GTD, 5.00%, 8/15/2033	125	140
Rev., PSF-GTD, 5.00%, 8/15/2034	150	167
Rev., PSF-GTD, 5.00%, 8/15/2035	200	221
Series 2021A, Rev., 4.00%, 8/15/2036	170	146
Arlington Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2031	40	44
Austin Independent School District, Unlimited Tax Series 2023, GO, 5.00%, 8/1/2040	3,000	3,338
Barbers Hill Independent School District, Unimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,905
Central Texas Regional Mobility Authority, Senior Lien
Series 2021B, Rev., 4.00%, 1/1/2040	1,000	973
Series 2021B, Rev., 4.00%, 1/1/2041	1,000	965
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375	1,408
City of El Paso GO, 4.00%, 8/15/2031	75	77
City of Houston, Combined Utility System, First Lien Series 2016B, Rev., 4.00%, 11/15/2037	40	40
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,000	2,474
City of Laredo, Waterworks and Sewer System Rev., 4.00%, 3/1/2035	30	31
City of Mesquite, Combination tax GO, 4.13%, 2/15/2040	1,665	1,667
City of San Antonio, Electric and Gas Systems Series 2020, Rev., 5.00%, 2/1/2036	30	33
City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (c)	1,740	1,740
Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	87

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,520	1,464
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,871
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,121
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	105
County of Harris
Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,004
Series 2023A, GO, 5.00%, 9/15/2048	1,950	2,115
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2036	60	62
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (c)	9,905	10,282
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,793
Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	31
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2028	185	187
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	211
Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	10,552
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	3,000	3,209
Johnson City Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2038	1,745	1,946
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2048	3,500	3,753
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,358
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2023A, Rev., AGM, 5.00%, 5/15/2039	750	827
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Rev., 4.00%, 1/1/2032	420	356
Rev., 4.00%, 1/1/2037	525	407
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	5,032
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2026	25	25
Series B, Rev., 5.00%, 1/1/2030	1,100	1,135
Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	25
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,078
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	3,900	4,278
San Antonio Education Facilities Corp., Hallmark University Project
Series 2021A, Rev., 5.00%, 10/1/2031	260	244
Series 2021A, Rev., 5.00%, 10/1/2041	200	164
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series 2018B, Rev., 5.00%, 7/1/2033	100	107
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	475
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,327
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt Series 2020B-1, Rev., 4.00%, 11/15/2027	15,530	14,613
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	3,000	3,205
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	49
Texas Water Development Board, Water Implementation Fund Series 2018 B, Rev., 5.00%, 4/15/2030	7,000	7,683
Trinity River Authority
Series 2023, Rev., 5.00%, 2/1/2036	700	804
Series 2023, Rev., 5.00%, 2/1/2037	625	710
Rev., 5.00%, 2/1/2038	330	369
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,364

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	31
University of North Texas System, Financing System Series 2015A, Rev., 5.00%, 4/15/2040	50	51
Total Texas		116,727
Utah — 0.5%
City of Salt Lake City, Airport System
Series 2018B, Rev., 5.00%, 7/1/2048	45	46
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750	1,848
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (d)	1,105	840
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2
Rev., 4.00%, 8/1/2028 (d)	1,230	1,178
Rev., 4.00%, 8/1/2031 (d)	1,000	926
Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	964
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	650	545
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2032	40	43
Utah Infrastructure Agency
Rev., 5.00%, 10/15/2027	160	163
Rev., 5.00%, 10/15/2032	515	525
Rev., 4.00%, 10/15/2038	1,560	1,572
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	875
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,456
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,017
Series 2018A, Rev., 5.25%, 10/15/2033	965	983
Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	41
Utah Water Finance Agency, Loan Financing Program Series 2017C, Rev., 5.00%, 3/1/2034	350	371
Total Utah		13,393
Vermont — 0.0% ^
University of Vermont and State Agricultural College Series 2019A, Rev., 5.00%, 10/1/2039	15	16
Vermont Educational and Health Buildings Financing Agency, University of Vermont Medical Center Series 2016A, Rev., 5.00%, 12/1/2025	30	31
Total Vermont		47
Virginia — 1.8%
City of Alexandria Series 2023, GO, 4.00%, 12/15/2048 (e)	1,515	1,498
Fairfax County Water Authority Series 2005B, Rev., 5.25%, 4/1/2025	3,500	3,603
Lynchburg Economic Development Authority, Centra Health Obligated Group Rev., 4.00%, 1/1/2037	1,590	1,598
Northern Virginia Transportation Authority, Special Tax Rev., 5.00%, 6/1/2034	2,285	2,300
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project Rev., NATL - RE, 5.25%, 1/1/2026	3,175	3,232
Virginia Commonwealth Transportation Board, I-81 Regional Fuels Tax
Series 2021, Rev., 4.00%, 5/15/2037	640	657
Series 2021, Rev., 4.00%, 5/15/2038	800	814
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,479
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,202
Series 2023, Rev., 5.00%, 8/1/2043	2,795	3,113
Virginia Small Business Financing Authority Series 2022, Rev., AMT, 4.00%, 7/1/2033	7,000	6,942

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority, Senior Lien
Rev., AMT, 4.00%, 7/1/2029	3,875	3,868
Rev., AMT, 4.00%, 1/1/2032	5,000	4,968
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Rev., AMT, 4.00%, 1/1/2036	5,000	4,884
Total Virginia		50,158
Washington — 3.3%
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	26
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,678
City of Seattle, Municipal Light and Power Improvement Series 2018A, Rev., 4.00%, 1/1/2048	2,000	1,962
County of King, Sewer Rev., 5.00%, 7/1/2031	30	32
County of Snohomish, Limited Tax GO, 4.00%, 12/1/2039	1,470	1,486
County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	27
Energy Northwest, Columbia Generating Station Series 2017-A, Rev., 5.00%, 7/1/2034	5,025	5,355
FYI Properties, State of Washington District Project
Rev., 5.00%, 6/1/2034	5,990	6,393
Rev., 5.00%, 6/1/2036	4,915	5,213
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	36
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	25
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,032
Series B, Rev., 5.00%, 3/1/2034	1,000	1,008
Port of Tacoma, Limited Tax Series 2016A, GO, 5.00%, 12/1/2030	15	16
State of Washington, Motor Vehicle Fuel Tax Series R-2016C, GO, 5.00%, 7/1/2030	75	78
State of Washington, State and Local Agency Real and Personal Property
Series 2018C, COP, 5.00%, 7/1/2034	1,050	1,134
Series 2015C, COP, 4.00%, 1/1/2038	50	50
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,483
Series 2018C, GO, 5.00%, 2/1/2037	14,430	15,445
Series 2015B, GO, 5.00%, 2/1/2040	20,965	21,187
Series 2017D, GO, 5.00%, 2/1/2040	40	42
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,436
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,596
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	617
GO, 5.00%, 12/1/2037	1,750	1,788
University of Washington Series 2015C, Rev., 5.00%, 12/1/2023	25	25
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 12/1/2031 (d)	200	217
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.63%, 5/1/2040	985	895
Rev., 4.00%, 5/1/2045	500	466
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020B-1, Rev., 3.38%, 12/1/2023 (d)	890	890
Series 2020A, Rev., 5.00%, 1/1/2032 (d)	1,920	1,750

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,605
Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	31
Total Washington		91,024
Wisconsin — 1.1%
Public Finance Authority Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,773
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300	268
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	859
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 3.00%, 12/1/2026	250	240
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	224
Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	382
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2032	670	679
Series 2022, Rev., 5.00%, 4/1/2033	1,405	1,419
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2024	205	205
Rev., 5.00%, 6/15/2026	225	228
Rev., 5.00%, 6/15/2034	215	220
Rev., 5.00%, 6/15/2039	390	387
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	1,190	1,111
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (d)	500	427
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2029	415	403
Series 2021A, Rev., 4.00%, 6/15/2031	450	431
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (d)	540	484
Series 2022A, Rev., 4.00%, 12/1/2041 (d)	2,320	1,833
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	12,781
State of Wisconsin, Annual Appropriation Federally Tax-Exempt Series 2017B, Rev., 5.00%, 5/1/2026 (c)	25	26
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	100
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175	166
Rev., 4.00%, 1/1/2027	180	167
Rev., 4.00%, 1/1/2028	375	340
Rev., 4.00%, 1/1/2029	385	341
Rev., 4.00%, 1/1/2030	405	350
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2041	675	549
Total Wisconsin		31,393
Wyoming — 0.7%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	20,501
Total Municipal Bonds (Cost $2,638,822)		2,612,405

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (f) (g) (Cost $109,605)	109,605	109,616
Total Investments — 97.9% (Cost $2,748,427)		2,722,021
Other Assets Less Liabilities — 2.1%		58,819
NET ASSETS — 100.0%		2,780,840

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	353	03/28/2024	USD	72,200	188
U.S. Treasury 5 Year Note	366	03/28/2024	USD	39,136	152
					340

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD75,650	(681)	(2,975)	(3,656)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,612,405	$—	$2,612,405

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$109,616	$—	$—	$109,616
Total Investments in Securities	$109,616	$2,612,405	$—	$2,722,021
Appreciation in Other Financial Instruments
Futures Contracts	$340	$—	$—	$340
Depreciation in Other Financial Instruments
Swaps	—	(2,975)	—	(2,975)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$340	$(2,975)	$—	$(2,635)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$134,839	$959,481	$984,717	$19	$(6)	$109,616	109,605	$1,985	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.